Investment Strategy	Oct. 08, 2025
T. Rowe Price Active Core International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, such as common stock. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund uses an integrated investing style that combines quantitative models and fundamental analysis from the adviser’s research platform. The portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analyses of overall economic trends and market cycles. Investments are selected based on an analysis of multiple factors, such as, company valuation, profitability, financial stability, earnings quality, management’s capital allocation decisions, and indicators of near-term appreciation potential. The majority of the fund’s investments will consist of securities that are constituents of the MSCI EAFE Index (Index), but the fund may also include investments that are not Index constituents or may exclude certain Index constituents. The Index is a broadly diversified stock index designed to represent the performance of large- and mid-cap securities across developed markets, including countries in Europe, Australasia and the Far East, and excluding the U.S. and Canada. The fund uses quantitative models and algorithms (an optimizer) to maintain a portfolio with geographic, sector, industry, volatility, and certain other characteristics similar to the Index. The fund will modestly overweight or underweight securities relative to the Index based on the integrated investing approach. The fund targets a tracking error relative to the Index that is higher than most passively managed strategies and lower than most actively managed strategies. The fund seeks to provide excess returns relative to the Index.

Under normal conditions, the fund primarily invests in stocks outside the U.S. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security. The fund may purchase the stocks of companies of any size, but typically focuses on large-cap and mid-cap companies.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as technology.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, such as common stock.
T. Rowe Price Active Core U.S. Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities, such as common stock. For purposes of this policy, the fund relies on MSCI Inc., or another unaffiliated data provider to determine the country assigned to a security. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund uses an integrated investing style that combines quantitative models and fundamental analysis from the adviser’s research platform. The portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analyses of overall economic trends and market cycles. Investments are selected based on an analysis of multiple factors, such as, company valuation, profitability, financial stability, earnings quality, management’s capital allocation decisions, and indicators of near-term appreciation potential. The majority of the fund’s investments will consist of securities that are constituents of the Russell 1000 Index (Index), but the fund may also include investments that are not Index constituents or may exclude certain Index constituents. The Index is a U.S. stock index of 1,000 large-cap companies. The fund uses quantitative models and algorithms (an optimizer) to maintain a portfolio with sector, industry, volatility, and certain other characteristics similar to the Index. The fund will modestly overweight or underweight securities relative to the Index based on the integrated investing approach. The fund targets a tracking error relative to the Index that is higher than most passively managed strategies and lower than most actively managed strategies. The fund seeks to provide excess returns relative to the Index.

The fund may purchase the stocks of companies of any size, but typically focuses on large-cap companies. The fund will have investment exposure at times to both growth and value stocks.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as technology.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities, such as common stock.
T. Rowe Price Emerging Markets Equity Research ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, such as common stock, of issuers in emerging markets. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security and whether the country is considered an emerging market. The fund considers frontier markets to be a subset of emerging markets, and any investments in frontier markets are counted toward the fund’s 80% investment policy. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund expects to primarily invest in common stocks and depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)) of companies located (or with primary operations) in emerging markets (which may include frontier markets) in Asia, Latin America, Europe, Africa, and the Middle East. The countries in which the fund normally invests include, but are not limited to, the following:

●	Asia: China, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.

●	Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.

●	Europe: Croatia, Czech Republic, Estonia, Greece, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Slovakia, Slovenia, Türkiye, and Ukraine.

●	Africa and the Middle East: Bahrain, Botswana, Egypt, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

The fund may, at times, invest significantly in Asia and specifically, China.

The adviser’s decision-making process focuses on bottom-up stock selection with an awareness of the global economic backdrop and the adviser’s outlook for certain industries, sectors, and individual countries. The fund diversifies broadly across a variety of industries. The fund may purchase the stocks of companies of any size. While country allocation is driven largely by stock selection, the adviser may limit investments in markets or industries that appear to have poor overall prospects.

The adviser attempts to create a portfolio with similar characteristics to the MSCI Emerging Markets Index (Index) with the potential to provide excess returns relative to the Index. The Index gives a representation of equity stocks across emerging market countries globally. The Index also covers large- and mid-cap equity stocks across all sectors and style segments. The fund uses a disciplined portfolio construction process whereby it weights each country/region, sector, and industry similarly to the Index. Within each country/region, sector, and industry, the weighting of individual fund holdings can vary significantly from their weighting within the Index. The fund attempts to outperform the Index by overweighting those stocks that are viewed favorably relative to their weighting in the Index, and underweighting or avoiding those stocks that are viewed negatively.

A portfolio oversight team, made up of the portfolio managers, is responsible for the overall structure of the fund and for developing rules for portfolio construction and seeks to take advantage of T. Rowe Price’s fundamental research by assigning equity analysts to select stocks for the fund within industries where they have focused expertise.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as financials and information technology.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, such as common stock, of issuers in emerging markets.
T. Rowe Price High Income Municipal ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities whose income is exempt from federal income taxes. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund generally seeks higher-yielding municipal securities, including those that are rated below investment grade (BB and lower, or an equivalent rating) by a credit rating agency or, if unrated, deemed by the adviser to be below investment-grade. Such holdings are commonly referred to as “junk bonds.”

The fund focuses its investments on securities that produce income that is exempt from regular federal income taxes. However, a significant portion of the fund’s income could be derived from securities subject to the alternative minimum tax. The fund invests in various tax-exempt municipal securities, such as general obligation bonds and revenue bonds (including private activity bonds). The fund may also invest in the securities of issuers whose revenues are generated from similar types of projects or operate in similar business sectors with special risks, including healthcare, transportation, utilities, or private activity bonds. The fund may have significant exposure to specific states when the adviser’s analysis identifies favorable market developments or trends, attractive relative values, or compelling fundamentals relating to a certain state that the adviser believes are underappreciated by the market. These factors will inform overall allocation decisions for the fund and seek to enhance the fund’s risk-return profile.

T. Rowe Price’s active investment management approach emphasizes the value of in-depth fundamental credit research, diversification, and risk management practices. By using fundamental research, T. Rowe Price seeks to select investments for the fund’s portfolio based on its outlook for the different sectors of the tax-free municipal market (for example, T. Rowe Price may emphasize revenue bonds instead of state and local general obligation debt) and specific issuers or securities. The goal of this approach is to seek higher yields while taking a risk-conscious approach. Risk management practices include managing the fund’s duration (which is a measurement of the price sensitivity of a bond or bond fund to changes in interest rates), while also focusing on striking a balance between (i) investing more heavily in certain sectors or issuers and (ii) diversifying the fund’s investments across the broader municipal market.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities whose income is exempt from federal income taxes.
T. Rowe Price Innovation Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund primarily invests in securities of issuers that are leaders in innovation and are distinguished by their development of advanced technologies, products, and business models, or issuers that are poised to benefit from innovations in other sectors.

The fund combines top-down evaluation of innovative growth trends with fundamental, bottom-up analysis that seeks to identify high-quality companies with the most compelling investment opportunities. In identifying leaders in innovation, the fund considers factors such as long-term earnings growth potential, research and development expenditure, pricing power, and technological advantage. Additionally, the adviser generally favors companies with characteristics such as an attractive industry position, a compelling business model, strong management, and reasonable stock price valuation.

The fund’s sector allocations may vary over time as innovation evolves across market sectors and within individual companies. The fund may also adjust allocations as necessary to manage the fund's overall level of risk and exposure to risk factors. At times, the fund may have a significant portion of its assets invested in the same economic sector, such as technology and healthcare. While the fund can invest in companies of any size, the majority of fund assets are expected to be invested in large- and mid-cap companies. The majority of the fund’s assets will be invested in common stock. The fund may also invest in depositary receipts including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

The fund primarily invests in securities of companies in global, developed markets. Global developed markets include the United States, Australia, Canada, Israel, Japan, New Zealand, Singapore, the United Kingdom, most of the countries of Western Europe, and Hong Kong. The fund may also invest in emerging markets. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund primarily invests in securities of issuers that are leaders in innovation and are distinguished by their development of advanced technologies, products, and business models, or issuers that are poised to benefit from innovations in other sectors.
T. Rowe Price Long Municipal Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities whose income is exempt from federal income taxes. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

There are no limitations on maturities for individual securities or duration for the portfolio. However, under normal conditions, the fund’s weighted average effective maturity will exceed ten years.

The fund focuses its investments on securities that produce income that is exempt from regular federal income taxes. However, a significant portion of the fund’s income could be derived from securities subject to the alternative minimum tax. The fund invests in various tax-exempt municipal securities, such as general obligation bonds and revenue bonds (including private activity bonds). The fund may also invest in the securities of issuers whose revenues are generated from similar types of projects or operate in similar business sectors with special risks, including healthcare, transportation, utilities, or private activity bonds. The fund may have significant exposure to specific states when the adviser’s analysis identifies favorable market developments or trends, attractive relative values, or compelling fundamentals relating to a certain state that the adviser believes are underappreciated by the market. These factors will inform overall allocation decisions for the fund and seek to enhance the fund’s risk-return profile.

The fund typically invests in investment-grade securities, which are securities rated in one of the four highest rating categories as determined by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. However, the fund may invest up to 25% of its net assets in securities that are rated below investment-grade by a credit rating agency or, if unrated, deemed by the adviser to be below investment-grade. Such holdings are commonly referred to as “junk bonds.”

Investment decisions generally reflect the adviser’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities whose income is exempt from federal income taxes.
T. Rowe Price Multi-Sector Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund invests in a variety of bonds and other debt instruments in seeking to provide high income and some capital appreciation. The fund shifts its investments among various sectors based on market conditions and the investment adviser’s outlook.

Normally, the fund invests its assets in a variety of U.S. and non-U.S. debt securities across the following primary sectors:

●	Below investment-grade corporate debt (including high yield bonds and bank loans);

●	Investment-grade corporate debt (including bonds issued by corporations located in the U.S. and other developed market countries);

●	Securitized debt and vehicles backed by pools of assets such as mortgages, loans, and other receivables (including agency and private mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, and collateralized loan obligations);

●	Government debt (including bonds issued by the U.S. government and its agencies and by governments of other developed market countries); and

●	Emerging market debt (including bonds issued by corporations and governments in emerging market countries).

The proportion of fund assets allocated to each of these sectors will vary with market conditions and the adviser’s assessment of their relative attractiveness as investment opportunities. The fund may opportunistically invest in other sectors or other types of securities in response to market conditions. There is no limit on the fund’s investments in U.S. dollar-denominated foreign debt instruments. Although the fund purchases non-U.S. dollar-denominated securities, the adviser normally seeks to limit the fund’s overall foreign currency exposure by hedging some or all of those holdings to the U.S. dollar. The fund may purchase securities of any maturity, and its weighted average maturity will vary based on interest rates and overall market conditions.

The fund may use a variety of derivatives, such as futures, forwards, swaps, and options for a number of purposes, such as for market exposure or hedging. The fund specifically uses interest rate futures and future options, forward currency exchange contracts, credit default swaps, credit default swaps indexes (CDX), interest rate swaps and swaptions, and currency options. Interest rate futures and interest rate swaps, and options on those instruments, are typically used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. Forward currency exchange contracts are typically used to protect the fund’s foreign holdings from adverse currency movements relative to the U.S. dollar but may be used to gain exposure to certain currencies expected to increase or decrease in value relative to other currencies. Credit default swaps can be used to protect the value of certain portfolio holdings, as an alternative to cash bonds, and to manage the fund’s overall credit risk exposure. CDXs are primarily used to hedge the portfolio’s overall credit risk or to efficiently gain exposure to certain sectors or asset classes (such as high yield bonds). Inflation swaps are typically used to manage the fund’s exposure to inflation risk or to achieve efficient exposure to inflation-linked securities. Currency options are primarily used in an effort to take advantage of currencies that are expected to appreciate in value. The fund may have exposure to non-U.S. currencies through derivatives without holding any securities denominated in those currencies.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.
T. Rowe Price Short Municipal Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities whose income is exempt from federal income taxes. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

There are no limitations on maturities for individual securities or duration for the portfolio. However, under normal conditions, the fund’s weighted average effective maturity will be less than five years.

The fund focuses its investments on securities that produce income that is exempt from regular federal income taxes. However, a significant portion of the fund’s income could be derived from securities subject to the alternative minimum tax. The fund invests in various tax-exempt municipal securities, such as general obligation bonds and revenue bonds (including private activity bonds). The fund may also invest in the securities of issuers whose revenues are generated from similar types of projects or operate in similar business sectors with special risks, including healthcare, transportation, utilities, or private activity bonds. The fund may have significant exposure to specific states when the adviser’s analysis identifies favorable market developments or trends, attractive relative values, or compelling fundamentals relating to a certain state that the adviser believes are underappreciated by the market. These factors will inform overall allocation decisions for the fund and seek to enhance the fund’s risk-return profile.

The fund typically invests in investment-grade securities, which are securities rated in one of the four highest rating categories as determined by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. However, the fund may invest up to 15% of its net assets in securities that are rated below investment-grade by a credit rating agency or, if unrated, deemed by the adviser to be below investment-grade. Such holdings are commonly referred to as “junk bonds.”

Investment decisions generally reflect the adviser’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities whose income is exempt from federal income taxes.